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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22438

Voya Emerging Markets High Dividend Equity Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: May 31, 2015

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Emerging Markets High Dividend Equity Fund

The schedules are not audited.

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 91.5%
	Brazil: 5.0%
547,825	BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	$1,951,422	0.9
430,712	Cia Energetica de Minas Gerais ADR	1,946,818	0.9
246,194	Cia Hering	1,001,373	0.4
431,596	Duratex SA	1,083,629	0.5
236,199	Petroleo Brasileiro SA ADR	1,825,818	0.8
133,585	Totvs S.A.	1,607,816	0.7
164,745	Tractebel Energia S.A.	1,778,624	0.8
		11,195,500	5.0

	Chile: 2.8%
129,578	Banco Santander Chile ADR	2,769,082	1.2
10,431,463	Enersis SA	3,552,124	1.6
		6,321,206	2.8

	China: 24.0%
578,000	BOC Hong Kong Holdings Ltd.	2,372,425	1.1
2,176,000	China BlueChemical Ltd.	972,352	0.4
5,510,000	China Communications Services Corp., Ltd.	3,015,249	1.3
5,260,000	China Construction Bank	5,271,934	2.3
378,000	China Life Insurance Co., Ltd.	1,809,930	0.8
30,842	China Mobile Ltd. ADR	2,027,553	0.9
688,000	China Overseas Land & Investment Ltd.	2,482,120	1.1
3,671,200	China Petroleum & Chemical Corp.	3,220,780	1.4
3,334,000	China Resources Cement Holdings Ltd.	2,044,029	0.9
818,000	China Resources Land Ltd.	2,636,717	1.2
1,126,000	China Resources Power Holdings Co.	3,120,683	1.4
481,000	China Shineway Pharmaceutical Group Ltd.	841,078	0.4
1,546,000	China Unicom Hong Kong Ltd.	2,620,466	1.2
1,975,000	CNOOC Ltd.	3,074,403	1.4
1,160,000	COSCO Pacific Ltd.	1,670,020	0.7
1,582,000	Harbin Electric Co. Ltd.	1,329,064	0.6
5,905,768	Industrial & Commercial Bank of China	5,114,121	2.3
1,120,000	Jiangsu Expressway Co. Ltd.	1,555,995	0.7
4,704,500	Parkson Retail Group Ltd.	1,144,268	0.5
878,000	Shanghai Industrial Holdings Ltd.	3,370,958	1.5
417,000	Shanghai Pharmaceuticals Holding Co. Ltd.	1,380,619	0.6
872,000	Wumart Stores, Inc.	752,379	0.3
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
1,437,000		Zhejiang Expressway Co., Ltd.	$2,233,828	1.0
			54,060,971	24.0

		Czech Republic: 1.3%
37,422		CEZ AS	931,407	0.4
9,497		Komercni Banka AS	2,038,718	0.9
			2,970,125	1.3

		Egypt: 0.2%
245,707	@	Global Telecom Holding GDR	456,698	0.2

		Hong Kong: 3.7%
467,228		AIA Group Ltd.	3,067,134	1.3
34,950,000		Emperor Watch & Jewellery Ltd.	1,732,185	0.8
1,146,000		Hang Lung Properties Ltd.	3,617,203	1.6
			8,416,522	3.7

		India: 6.0%
592,785		Bank of Baroda	1,506,619	0.7
535,299		Coal India Ltd.	3,271,963	1.5
238,350		GAIL India Ltd.	1,450,486	0.6
1,299,495		NTPC Ltd.	2,774,956	1.2
491,845		Oil & Natural Gas Corp., Ltd.	2,536,563	1.1
514,040	@	Punjab National Bank	1,233,598	0.5
156,678		Tata Steel Ltd.	804,480	0.4
			13,578,665	6.0

		Indonesia: 1.3%
5,333,300		Indofood Sukses Makmur Tbk PT	2,941,128	1.3

		Macau: 0.7%
389,200		Sands China Ltd.	1,498,705	0.7

		Malaysia: 4.1%
868,300		AirAsia BHD	518,706	0.2
1,281,921		Berjaya Sports Toto BHD	1,153,939	0.5
1,573,500		IJM Corp. Bhd	3,017,377	1.4
1,647,300		IOI Corp. Bhd	1,792,888	0.8
1,135,800		Malayan Banking BHD	2,795,563	1.2
			9,278,473	4.1

		Mexico: 3.7%
1,268,689		Grupo Financiero Santander Mexico SAB de CV	2,394,203	1.1
1,627,418		Kimberly-Clark de Mexico SA de CV	3,683,089	1.6
74,050		Southern Copper Corp.	2,222,981	1.0
			8,300,273	3.7

		Panama: 0.5%
13,552		Copa Holdings S.A.	1,155,850	0.5

		Poland: 2.3%
95,676		PKP Cargo SA	2,309,578	1.0

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Poland: (continued)
207,861		Powszechna Kasa Oszczednosci Bank Polski S.A.	$1,812,756	0.8
8,391		Powszechny Zaklad Ubezpieczen SA	1,003,940	0.5
			5,126,274	2.3

		Qatar: 0.8%
53,691		Commercial Bank of Qatar	796,581	0.4
25,982		Industries Qatar QSC	951,905	0.4
			1,748,486	0.8

		Russia: 3.7%
269,241		CTC Media, Inc.	861,571	0.4
396,111	@	Gazprom OAO ADR	2,123,155	0.9
6,995		Lukoil OAO ADR	333,941	0.1
37,809		Lukoil OAO	1,776,082	0.8
168,828		Mobile Telesystems OJSC ADR	1,765,941	0.8
133,571		Severstal	1,550,387	0.7
			8,411,077	3.7

		Singapore: 1.1%
1,596,000		First Resources Ltd.	2,399,053	1.1

		South Africa: 5.6%
92,331		Barclays Africa Group Ltd.	1,336,320	0.6
783,290		Growthpoint Properties Ltd.	1,663,951	0.7
169,341		MTN Group Ltd.	3,000,254	1.3
1,027,619		PPC Ltd.	1,717,669	0.8
253,058		Standard Bank Group Ltd.	3,294,065	1.5
211,113		Truworths International Ltd.	1,508,433	0.7
			12,520,692	5.6

		South Korea: 12.1%
136,502		Hite Jinro Co. Ltd.	2,636,122	1.2
130,520		Hyundai Marine & Fire Insurance Co., Ltd.	3,271,229	1.5
9,049		Hyundai Motor Co.	1,286,002	0.6
71,340		Kangwon Land, Inc.	2,587,716	1.1
83,120		KB Financial Group, Inc.	3,009,075	1.3
105,243	@	KT Corp.	2,754,158	1.2
7,344		POSCO	1,617,002	0.7
4,269		Samsung Electronics Co., Ltd.	5,021,945	2.2
72,070		Shinhan Financial Group Co., Ltd.	2,697,893	1.2
23,586		SK Innovation Co. Ltd.	2,382,160	1.1
			27,263,302	12.1

		Taiwan: 10.3%
695,959		Cheng Uei Precision Industry Co., Ltd.	1,382,075	0.6
4,624,371		CTBC Financial Holding Co. Ltd.	3,505,638	1.6
58,583		MediaTek, Inc.	788,158	0.3
4,047,466		Mega Financial Holdings Co., Ltd.	3,619,086	1.6
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Taiwan: (continued)
139,000	Phison Electronics Corp.	$1,339,350	0.6
1,271,700	Powertech Technology, Inc.	2,702,809	1.2
950,000	Quanta Computer, Inc.	2,403,270	1.1
366,000	Radiant Opto-Electronics Corp.	1,337,432	0.6
1,290,000	Taiwan Semiconductor Manufacturing Co., Ltd.	6,136,582	2.7
		23,214,400	10.3

	Thailand: 0.4%
86,000	PTT PCL	886,409	0.4

	Turkey: 1.4%
1,857,183	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	2,084,907	0.9
398,984	Turk Telekomunikasyon AS	1,041,499	0.5
		3,126,406	1.4

	United Kingdom: 0.5%
69,938	Anglo American PLC	1,097,088	0.5

	Total Common Stock
	(Cost $217,824,333)	205,967,303	91.5

PREFERRED STOCK: 6.2%
	Brazil: 3.4%
312,502	Gerdau SA	865,037	0.4
110,541	Itau Unibanco Holding S.A.	1,196,894	0.5
1,072,809	Randon Participacoes SA	1,198,632	0.5
215,907	Telefonica Brasil SA	3,032,984	1.3
281,672	Vale SA	1,491,324	0.7
		7,784,871	3.4

	Russia: 0.5%
1,202,255	Sberbank of Russia	1,107,022	0.5

	South Korea: 2.3%
17,367	Hyundai Motor Co.- Series 2	1,892,588	0.8
3,392	Samsung Electronics Co., Ltd.	3,292,596	1.5
		5,185,184	2.3

	Total Preferred Stock
	(Cost $20,090,541)	14,077,077	6.2

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 0.1%
	India: 0.1%
INR 16,243,688	NTPC Ltd., 8.490%, 03/25/25	$260,117	0.1

	Total Corporate Bonds/Notes
	(Cost $260,086)	260,117	0.1

	Total Long-Term Investments
	(Cost $238,174,960)	220,304,497	97.8

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.1%
		Mutual Funds: 2.1%
4,670,007	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.080%††
	(Cost $4,670,007)	4,670,007	2.1

	Total Short-Term Investments
	(Cost $4,670,007)	4,670,007	2.1

	Total Investments in Securities (Cost $242,844,967)	$224,974,504	99.9
	Assets in Excess of Other Liabilities	234,465	0.1
	Net Assets	$225,208,969	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of May 31, 2015.
@	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

INR	Indian Rupee

Cost for federal income tax purposes is $245,145,278.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$20,184,526
Gross Unrealized Depreciation	(40,355,300)

Net Unrealized Depreciation	$(20,170,774)
Sector Diversification	Percentage of Net Assets
Financials	31.8%
Information Technology	11.5
Energy	9.5
Telecommunication Services	8.7
Industrials	8.5
Materials	7.0
Utilities	7.0
Consumer Discretionary	6.5
Consumer Staples	6.3
Health Care	1.0
Short-Term Investments	2.1
Assets in Excess of Other Liabilities	0.1
Net Assets	100.0%

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2015 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2015
Asset Table
Investments, at fair value
Common Stock
Brazil	$11,195,500	$–	$–	$11,195,500
Chile	6,321,206	–	–	6,321,206
China	2,779,932	51,281,039	–	54,060,971
Czech Republic	2,038,718	931,407	–	2,970,125
Egypt	–	456,698	–	456,698
Hong Kong	–	8,416,522	–	8,416,522
India	–	13,578,665	–	13,578,665
Indonesia	–	2,941,128	–	2,941,128
Macau	–	1,498,705	–	1,498,705
Malaysia	6,482,910	2,795,563	–	9,278,473
Mexico	8,300,273	–	–	8,300,273
Panama	1,155,850	–	–	1,155,850
Poland	–	5,126,274	–	5,126,274
Qatar	796,581	951,905	–	1,748,486
Russia	5,084,608	3,326,469	–	8,411,077
Singapore	–	2,399,053	–	2,399,053
South Africa	1,717,669	10,803,023	–	12,520,692
South Korea	–	27,263,302	–	27,263,302
Taiwan	–	23,214,400	–	23,214,400
Thailand	–	886,409	–	886,409
Turkey	1,041,499	2,084,907	–	3,126,406
United Kingdom	–	1,097,088	–	1,097,088
Total Common Stock	46,914,746	159,052,557	–	205,967,303
Preferred Stock	7,784,871	6,292,206	–	14,077,077
Corporate Bonds/Notes	–	260,117	–	260,117
Short-Term Investments	4,670,007	–	–	4,670,007
Total Investments, at fair value	$59,369,624	$165,604,880	$–	$224,974,504
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(52,470)	$–	$(52,470)
Total Liabilities	$–	$(52,470)	$–	$(52,470)

(1)	For the period ended May 31, 2015 as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At May 31, 2015, securities valued at $9,116,735 were transferred from Level 2 to Level 1 within the fair value hierarchy.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2015 (Unaudited) (Continued)

At May 31, 2015, the following over-the-counter written options were outstanding for Voya Emerging Markets High Dividend Equity Fund:

Number of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Indices
544,500	Barclays Bank PLC	Call on iShares MSCI Emerging Markets ETF	42.913	USD	06/05/15	$394,490	$(12,545)

Number of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
542,200	Societe Generale	Call on iShares MSCI Emerging Markets ETF	43.150	USD	06/19/15	$428,146	$(39,925)
			Total Written OTC Options			$822,636	$(52,470)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of May 31, 2015 was as follows:

	Instrument Type	Fair Value
Derivatives not accounted for as hedging instruments

Liability Derivatives

Equity contracts	Written options	$52,470
Total Liability Derivatives		$52,470

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at May 31, 2015:

	Barclays Bank PLC	Societe Generale	Totals
Liabilities:
Written options	$12,545	$39,925	$52,470
Total Liabilities	$12,545	$39,925	$52,470

Net OTC derivative instruments by counterparty, at fair value	$(12,545)	$(39,925)	(52,470)

Total collateral pledged by the Fund/(Received from counterparty)	$-	$-	$-

Net Exposure(1)	$(12,545)	$(39,925)	$(52,470)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N- Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Emerging Markets High Dividend Equity Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 24, 2015

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 24, 2015